Warrant Liability (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Warrants Liability (Textual)
Number of units sold		7,875,000
Sale of stock, description		Each comprised of one share of common stock and one warrant.
Description of warrant based on the Black Scholes Option Pricing Model		Warrant based on the Black-Scholes Option Pricing Model obtained from the "OV" function on Bloomberg using (i) a price per share of common stock equal to the closing sale price of the common stock for the trading day immediately preceding the date of consummation of the applicable Fundamental Transaction, (ii) a risk-free interest rate corresponding to the U.S. Treasury rate for a period equal to the remaining term of such warrant as of such date of request, and (iii) an expected volatility equal to the greater of (A) forty percent (40%) and (B) the 30-day volatility obtained from the "HVT" function on Bloomberg determined as of the trading day immediately following the announcement of the Fundamental Transaction, (iv) a "Style" of "Warrant" and (v) a "Warrant type" of "Capped" where "Call cap" equals $17.50.
Warrants Term		5 years
Warrant Liability		$ 4,331,250		$ 5,906,250
Period in which request can be made by warrant holder		30 days
IPO [Member]
Warrants Liability (Textual)
Number of units sold		7,500,000
Sale of stock, description		Each unit consists of (i) one share of the Company's common stock, $0.0001 par value ("common stock"), and (ii) one warrant to purchase one share of common stock ("warrant").
Escrow Deposit		$ 2,250,000
Warrant [Member]
Warrants Liability (Textual)
Sale of stock, description		Each warrant will become exercisable on the later of 30 days after the completion of an initial business combination and one year from the date of the prospectus for the public offering, and will expire five years from the date of the initial business combination, or earlier upon redemption or liquidation.
Warrants outstanding		3,750,000
Warrants per share		$ 0.60
Warrant maturity period		180 days or less.
Sponsor [Member] | IPO [Member]
Warrants Liability (Textual)
Escrow Deposit		$ 1,387,500
Mr. Wright [Member] | IPO [Member]
Warrants Liability (Textual)
Escrow Deposit		75,000
Cowen Overseas [Member] | IPO [Member]
Warrants Liability (Textual)
Escrow Deposit		$ 787,500
Sponsor, Mr. Wright and Cowen Overseas [Member] | Warrant [Member]
Warrants Liability (Textual)
Warrants outstanding	7,500,000
Warrants per share	$ 0.30
Aggregate purchase price			$ 2,310
Total number of warrant	7,700